Summary of Cash Paid for Amounts Included in Measurement of Lease Obligations (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Leases
Operating leases	$ 139	$ 41	$ 416	$ 487	$ 832
Finance leases	314	145	689	610	1,436
Total	$ 453	$ 186	$ 1,105	$ 1,097	$ 2,268